FEDERATED STOCK AND BOND FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900

                                December 30, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED STOCK AND BOND FUND, INC. ("Registrant")
         1933 Act File No. 2-10415
         1940 ACT FILE NO. 811-1

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectus and statement of additional information dated December 31, 1997, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Registrant.
This registration statement was electronically filed under Rule 485(b) on December 29, 1997.


      If you have any questions regarding this certification, please call Amy Gotz, Compliance Analyst, at (412) 288-1940.

                                          Very truly yours,



                                          /s/ J. Crilley Kelly
                                          J. Crilley Kelly
                                          Assistant Secretary